Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary Shares	Additional Paid-in Capital	Treasury stock	Retained Earnings (Deficit)	Accumulated Other Comprehensive income(loss) (Loss)	Non- controlling interest	Total
Balance at Mar. 31, 2022	$ 6,977	$ 71,021,898	$ (3,988,370)	$ 53,107,676	$ (1,649,223)	$ 1,976	$ 12,285,582
Balance (in Shares) at Mar. 31, 2022	69,763,933		(1,165,883)				68,598,050
Net (loss) income for the period				810,338		16,098	$ 826,436
Foreign currency translation adjustment					(3,181,099)	(865)	(3,181,964)
Balance at Sep. 30, 2022	$ 6,977	71,021,898	$ (3,988,370)	(52,297,338)	(4,830,322)	17,209	$ 9,930,054
Balance (in Shares) at Sep. 30, 2022	69,763,933		(1,165,883)				68,598,050
Balance at Mar. 31, 2023	$ 6,977	71,021,898	$ (3,988,370)	(54,467,600)	(3,847,601)	114,212	$ 8,839,516
Balance (in Shares) at Mar. 31, 2023	69,763,933		(1,165,883)				68,598,050
Net (loss) income for the period				(3,457,657)		639	$ (3,457,018)
Foreign currency translation adjustment					(44,239)	(6,786)	(51,025)
Balance at Sep. 30, 2023	$ 6,977	$ 71,021,898	$ (3,988,370)	$ (57,925,257)	$ (3,891,840)	$ 108,065	$ 5,331,473
Balance (in Shares) at Sep. 30, 2023	69,763,933		(1,165,883)				68,598,050